Stockholders' Equity (Details) - USD ($)			12 Months Ended
	Nov. 02, 2021	Jun. 18, 2021	Dec. 31, 2021	Jun. 17, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			500,000,000		500,000,000
Common stock par value (in dollars per share)			$ 0.0001		$ 0.0001
Common stock, shares issued (in shares)			90,696,977		66,637,092
Common stock, shares outstanding (in shares)		87,084,637	90,696,977		66,637,092
Common stock, shares outstanding including shares held in escrow (in shares)		94,629,000	98,240,727
Common stock, shares issued including shares held in escrow (in shares)			98,240,727
Common stock, shares held in escrow (in shares)			7,543,750
Merger and PIPE financing (in shares)	33,609	74,962,092
Merger and PIPE financing	$ 336,097		$ 190,397,000
Equity incentive bonus (in shares)		3,578,731
Accumulated other comprehensive loss			500,000		$ 200,000
Accumulated deficit			$ 128,022,000		$ 24,828,000
Preferred stock, shares authorized (in shares)			25,000,000		0
Preferred stock par value (in dollars per share)			$ 0.0001		$ 0.0001
Preferred stock, shares issued (in shares)			0		0
Preferred stock, shares outstanding (in shares)			0		0
Previously Reported
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)				1,000